Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block] (Tables)	6 Months Ended
Sep. 30, 2013
Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For The Computation Of Basic EPS To The Adjusted Amounts For The Computation Of Diluted EPS [Table Text Block]

	Six months ended September 30,
	2012	2013
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥596,012	¥383,314
Income allocable to preferred shareholders:
Cash dividends paid	(8,970)	(8,970)
Changes in a foreign affiliated company’s interests in its subsidiary	—	(3,301)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	587,042	371,043

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	(940)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥587,042	¥370,103

	Six months ended September 30,
	2012	2013
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,146,513	14,157,332
Effect of dilutive instruments:
Convertible preferred stock	1	1
Stock options	18,499	21,553

Weighted average common shares for diluted EPS computation	14,165,013	14,178,886

	Six months ended September 30,
	2012	2013
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥41.50	¥26.21

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥41.44	¥26.10